BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES - SCHEDULE OF NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ (16,237)	$ (24,775)	$ (23,186)	$ (19,563)	$ (19,025)	$ (16,520)	$ (64,198)	$ (55,108)	$ (75,521)	$ (51,511)
Net loss available to common stockholders	$ (16,237)			$ (19,563)			$ (64,198)	$ (55,108)	$ (75,521)	$ (51,511)
Weighted-average common stock outstanding, basic	28,863,327			27,640,542			28,572,338	25,872,118	26,331,630	24,472,104
Weighted-average common stock outstanding, diluted	28,863,327			27,640,542			28,572,338	25,872,118	26,331,630	24,472,104
Net loss per share, basic	$ (0.56)			$ (0.71)			$ (2.25)	$ (2.13)	$ (2.87)	$ (2.10)
Net loss per share, diluted	$ (0.56)			$ (0.71)			$ (2.25)	$ (2.13)	$ (2.87)	$ (2.10)